Note 8 - Common Stock (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 16, 2015	Oct. 29, 2015	Aug. 21, 2015	Aug. 19, 2015	Aug. 18, 2015	Aug. 14, 2015	Aug. 04, 2015	Jul. 31, 2015	Jul. 06, 2015	Jun. 14, 2015	Mar. 26, 2015	Mar. 19, 2015	Jan. 05, 2015	Dec. 30, 2014	Aug. 22, 2013	Feb. 01, 2013	Jan. 16, 2013
Common Stock, Shares Issued		245,213,750			245,213,750		182,062,173	178,062,173
Current portion of deferred consulting fees		$ 36,667			$ 36,667
Shares Retired										50,000,000
Officers and directors compensation	[1]				1,195,750
Accounts payable		33,032			33,032		$ 82,376	$ 82,376													$ 4,838
Consulting fees	[2]				$ 333,847	$ 500	$ 1,530	$ 180,790
Investor
Common Stock Shares Sold							4,000,000								1,000,000										166,667
Common Stock, Par or Stated Value Per Share															$ 0.10							$ 0.025			$ 0.30
Proceeds															$ 100,000							$ 100,000			$ 50,000
Common Stock, Shares Issued																50,000				117,500
Loans Payable																				$ 25,000
Accrued Interest																				$ 4,375
Consulting fees		14,995
Consultant for Services
Common Stock, Shares Issued														430,000										600,000
Current portion of deferred consulting fees																								$ 180,000
Consulting fees		107,457
McKenzie Webster Limited
Common Stock, Shares Issued																							160,000,000
Loans Payable																							$ 319,000
Shares Retired																					70,166,750
Prosperity Stockholders
Common Stock, Shares Issued																					36,354,077
Marco Alfonsi
Common Stock, Shares Issued																		10,000,000			70,166,750
Loans Payable																					$ 22,270
Officers and directors compensation			$ 750,000
Board of Directors
Common Stock, Shares Issued																			5,000,000
Officers and directors compensation				$ 400,000
Vendor
Common Stock, Shares Issued			1,600,000
Accounts payable			$ 82,376
Two Consultants
Common Stock, Shares Issued																	1,200,000
Consulting fees		60,000
non-U.S. Individual Investor
Common Stock Shares Sold													1,000,000
Common Stock, Par or Stated Value Per Share													$ 0.10
Proceeds													$ 100,000
non-U.S. Entity Investor
Common Stock Shares Sold												1,000,000
Common Stock, Par or Stated Value Per Share												$ 0.10
Proceeds												$ 100,000
Consultant for Services 2
Common Stock, Shares Issued											400,000
Consulting fees		90,000
Bridge Loan Financing Agreement
Common Stock, Shares Issued											5,000,000
Consulting fees		$ 1,125,000
Notes Payable, Related Parties											$ 50,000
Debt Instrument, Unamortized Discount (Premium), Net									$ 47,872

[1]	Officers and directors compensation, including stock-based compensation of $1,150,000, $0, $0, and $0, respectively.
[2]	Consulting fees, including stock-based compensation of $306,827, $0, $0 and $180, respectively.